Long-Term Debts - Schedule of Contractual Maturities of the Group’s Long-Term Debts (Details)	Sep. 30, 2024 USD ($)
Schedule of Contractual Maturities of Long Term Debts [Abstract]
Within 1 year	$ 428,702
1 – 2 years	147,686
2 – 3 years	147,686
3 – 4 years	147,686
4 – 5 years	147,686
Over 5 years	248,817
Total	$ 1,268,263